Risks Arising from Financial Instruments - Summary of Interest Expense Recognized on Unhedged and Hedged Financial Liabilities (Detail) - Interest Rate Risk [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about hedging instruments [line items]
Interest expense	$ (4,016)	$ (4,168)	$ (3,973)
Financial Liabilities at Amortised Cost, Class [Member] | Not Designated in Hedging Relationship [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	(4,154)	(4,264)	(4,053)
Fair value hedges [member] | Hedged Item [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	(1)	(46)	(76)
Cash flow hedges [member] | Hedged Item [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	19	15	21
Net investment hedges [member] | Hedging Instrument [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	2	2	35
Economic Hedges [Member] | Hedged Item [Member]
Disclosure of detailed information about hedging instruments [line items]
Interest expense	$ 118	$ 124	$ 100